Basis of Presentation (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	May 31, 2011	Sep. 30, 2012 item	Dec. 31, 2011 item	Oct. 08, 2012	Sep. 21, 2012	May 06, 2011	Dec. 31, 2010
Basis of Presentation
Number of operating segment previously operated			2	2
Number of wholly-owned subsidiaries			2	2
Conversion ratio of reverse stock split of common stock	0.05	0.10
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.01			$ 0.0001
Number of common stock shares outstanding before stock split						4,159,777	25,624,872
Number of common stock shares outstanding	207,806		207,806	154,749		207,806	2,562,488	106,781